CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
IPO [Member]
Payment of stock issuance costs	$ 9,007
Secondary Offer [Member]
Payment of stock issuance costs		$ 842